Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2021
Loans and advances to customers [abstract]
Summary of loans and advances to customers
Loans and advances to customers by type
in EUR million
30
June
2021
31
December
2020
Loans to, or guaranteed by,

public authorities
41,936 41,502
Loans secured by mortgages 356,786 352,130
Loans guaranteed by credit institutions 5,810 5,201
Personal lending 27,138 27,794
Corporate loans 181,453 173,121
613,123 599,749
Loan loss provisions -5,347 -5,779
607,777 593,970